Significant Accounting Policies - Intangible assets (Details) - Licenses and similar rights	12 Months Ended
Dec. 31, 2020
Minimum
Disclosure of detailed information about intangible assets [line items]
Expected finite useful life	6 years
Maximum
Disclosure of detailed information about intangible assets [line items]
Expected finite useful life	15 years